SUPPLEMENTAL INFORMATION ON OIL AND GAS OPERATIONS (UNAUDITED) (Tables)	12 Months Ended
Sep. 30, 2024
Supplemental Information On Oil And Gas Operations
SCHEDULE OF COST INCURRED IN PRODUCING ACTIVITIES

	12 Months Ended	12 Months Ended
	September 30, 2024	September 30, 2023
Acquisition of proved properties	$-	$-
Acquisition of unproved properties	-	-
Development costs	3,227	2,019,639
Exploration costs	-	-
Total costs incurred	$3,227	$2,019,639

Results of Operations from Oil and Gas Producing Activities

	12 Months Ended	12 Months Ended
	September 30, 2024	September 30, 2023
Oil and gas revenues	$116,033	$688,827
Production costs	(196,428)	(879,471)
Exploration expenses	-	-
Depletion, depreciation and amortization	(40,580)	(104,798)
Impairment of oil and gas properties	-	-
Result of oil and gas producing operations before income taxes	(120,975)	(295,442)
Provision for income taxes	-	-
Results of oil and gas producing activities	$(120,975)	$(295,442)

SCHEDULE OF PROVED RESERVES

Our proved reserves are summarized in the table below:

	Oil (Barrels)	Natural Gas (Mcf)	BOE (Barrels)
Proved developed and undeveloped reserves:
September 30, 2022	6,237,070	3,001,170	6,737,265
Revisions	(3,588,541)	(951,270)	(3,747,086)
Purchase of proved reserves	-	-	-
Sale reserves	-	-	-
Production	(11,729)	(7,500)	(12,979)
September 30, 2023	2,636,800	2,042,400	2,977,200
Revisions	(939,436)	(904,200)	(1,090,136)
Purchase of proved reserves	-	-	-
Sale reserves	-	-	-
Production	(1,964)	-	(1,964)
September 30, 2024	1,695,400	1,138,200	1,885,100

Proved developed reserves:
September 30, 2022	1,153,870	864,770	1,297,998
September 30, 2023	1,027,100	765,300	1,154,650
September 30, 2024	508,700	279,600	555,300

Proved undeveloped reserves:
September 30, 2022	5,083,200	2,136,400	5,439,267
September 30, 2023	1,609,700	1,277,100	1,822,550
September 30, 2024	1,186,700	858,600	1,329,800

SCHEDULE OF NET CASH FLOWS RELATING TO PROVED OIL AND GAS RESERVES

	12 Months Ended
	September 30, 2024	September 30, 2023
Future cash inflows	$134,081,000	$211,828,000
Future production costs(1)	(31,752,000)	(40,061,000)
Future development costs	(17,496,000)	(17,241,000)
Future income tax expenses	(19,746,000)	(39,262,000)
Future net cash flows	65,087,000	115,264,000
10% annual discount for estimated timing of cash flows	(36,997,000)	(60,184,000)
Standardized measure of discounted future net cash flows at the end of the fiscal year	$28,090,000	$55,080,000

(1)	Production costs include crude oil and natural gas operations expense, production ad valorem taxes, transportation costs and G&A expense supporting the Company’s crude oil and natural gas operations.

SCHEDULE OF AVERAGE HYDROCARBON PRICES

Average hydrocarbon prices are set forth in the table below.

	Average Price	Natural
	Crude Oil (Bbl)	Gas (Mcf)
Year ended September 30, 2022 (1)	$91.72	$5.79
Year ended September 30, 2023 (1)	$78.54	$3.42
Year ended September 30, 2024 (1)	$78.64	$2.21

(1)	Average prices were based on 12-month unweighted arithmetic average of the first-day-of-the-month prices for the period from October through September during each respective fiscal year.

SCHEDULE OF CHANGES IN DISCOUNTED FUTURE NET CASH FLOWS

	12 Months Ended
	September 30, 2024	September 30, 2023
Standardized measure of discounted future net cash flows at the beginning of the year	$55,080,000	$144,729,000
Extensions, discoveries and improved recovery, less related costs	-	-
Sales of minerals in place	-	-
Purchase of minerals in place	-	-
Revisions of previous quantity estimates	(25,208,000)	(103,529,000)
Net changes in prices and production costs	(4,323,000)	(52,170,000)
Accretion of discount	7,400,000	19,862,000
Sales of oil produced, net of production costs	80,000	191,000
Changes in future development costs	(107,000)	27,173,000
Changes in timing of future production	(15,706,000)	(16,145,000)
Net changes in income taxes	10,874,000	34,969,000
Standardized measure of discounted future net cash flows at the end of the year	$28,090,000	$55,080,000